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                              BINGHAM MCCUTCHEN LLP
                                 399 PARK AVENUE
                            NEW YORK, NEW YORK 10022



                                  May 22, 2003



VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549


  Re:    Smith Barney Investment Series (filing relates only to
         SB Growth and Income Fund)
         (File Nos. 33-11716 and 811-5018)



Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, Smith Barney Investment Series, a Massachusetts business trust (the "Trust"), hereby certifies that the forms of the Prospectus and Statement of Additional Information that would have been filed by the Trust pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment Number 35 to the Trust's Registration Statement on Form N-1A (the "Amendment") would not have differed from those contained in the Amendment. The Amendment, which was filed via the EDGAR system on May 19, 2003, is the most recent amendment to the Trust's Registration Statement relating to the above-referenced series of the Trust.

         Please call the undersigned at (212) 705-7769 with any questions relating to this filing.

                                   Sincerely,




                                   Elizabeth L. Belanger